Intangible Assets (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended
	May 02, 2016	Jul. 31, 2016	Sep. 30, 2015	May 02, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	May 31, 2016
Indefinite-lived Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities								$ 1,000,000
Stock Issued During Period, Shares, New Issues				234,296
Houston Pharmaceuticals, Inc [Member]
Indefinite-lived Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities						$ 3,874,000
Stock Issued During Period, Shares, New Issues		629,000
Accrued license agreement payment		$ 100,000
Share Price		$ 6.00
Moleculin LLC [Member]
Indefinite-lived Intangible Assets [Line Items]
Notes Receivable, Related Parties	$ 57,822			$ 57,822
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities						1,205,564
Royalty On Net Revenues	2.50%			2.50%
Share Price	$ 6.00			$ 6.00
Moleculin LLC [Member] | Acquisition Date One [Member]
Indefinite-lived Intangible Assets [Line Items]
Amortization of Debt Issuance Costs and Discounts						$ 145,078
Moleculin LLC [Member] | Acquisition Date Two [Member]
Indefinite-lived Intangible Assets [Line Items]
Amortization of Debt Issuance Costs and Discounts			$ 112,846
Moleculin LLC [Member] | Acquisition Date Three [Member]
Indefinite-lived Intangible Assets [Line Items]
Amortization of Debt Issuance Costs and Discounts							$ 322,547
Moleculin LLC [Member] | License Agreement [Member] | Houston Pharmaceuticals, Inc [Member]
Indefinite-lived Intangible Assets [Line Items]
Stock Issued During Period, Shares, New Issues	629,000
Accrued license agreement payment	$ 100,000			$ 100,000
Moleculin LLC [Member] | Out-Lincense Agreement [Member] | Houston Pharmaceuticals, Inc [Member]
Indefinite-lived Intangible Assets [Line Items]
Licencing Arrangements Consideration Payable	750,000			750,000
Licencing Arrangements Reserve	1,000,000			1,000,000
Payments to Acquire Intangible Assets	$ 1,000,000
Common Stock [Member]
Indefinite-lived Intangible Assets [Line Items]
Stock Issued During Period, Shares, New Issues					4,600,000
Common Stock [Member] | Moleculin LLC [Member]
Indefinite-lived Intangible Assets [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	999,931
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 5,999,586			$ 5,999,586